UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hylas Capital Management, L.P.

Address:   623 Fifth Avenue, 25th Floor
           New York, New York 10022


Form 13F File Number: 028-14679


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Adam Horowitz
Title:  Chief Operating Officer
Phone:  212-251-3860

Signature,  Place,  and  Date  of  Signing:

/s/ Adam Horowitz                  New York, New York                 5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              16

Form 13F Information Table Value Total:  $      101,061
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLEGHANY CORP DEL             COM            017175100    4,937    15,000 SH       SOLE                   15,000      0    0
ASHFORD HOSPITALITY TR INC     COM SHS        44103109    12,046 1,337,000 SH       SOLE                1,337,000      0    0
BELO CORP                      COM SER A      80555105     5,987   835,000 SH       SOLE                  835,000      0    0
CAL DIVE INTL INC DEL          COM            12802T101    6,402 1,940,000 SH       SOLE                1,940,000      0    0
ENPRO INDS INC                 COM            29355X107   13,686   333,000 SH       SOLE                  333,000      0    0
FELCOR LODGING TR INC          COM            31430F101    4,320 1,200,000 SH       SOLE                1,200,000      0    0
GOLAR LNG LTD BERMUDA          SHS            G9456A100   16,856   443,000 SH       SOLE                  443,000      0    0
GRAY TELEVISION INC            COM            389375106    2,200 1,164,000 SH       SOLE                1,164,000      0    0
ISHARES TR                     RUSSELL 2000   464287655      257     1,500 SH  PUT  SOLE                    1,500      0    0
LIN TV CORP                    CL A           532774106    3,993   986,000 SH       SOLE                  986,000      0    0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT 55608B105   16,495   500,000 SH       SOLE                  500,000      0    0
OCEAN RIG UDW INC              SHS            Y64354205    6,659   394,000 SH       SOLE                  394,000      0    0
OVERSEAS SHIPHOLDING GROUP INC COM            690368105    2,349   186,000 SH       SOLE                  186,000      0    0
SEMPRA ENERGY                  COM            816851109    1,799    30,000 SH       SOLE                   30,000      0    0
SPDR S&P 500 ETF TR            TR UNIT        78462F103       15       500 SH  PUT  SOLE                      500      0    0
STRATEGIC HOTELS & RESORTS     COM            86272T106    3,060   465,000 SH       SOLE                  465,000      0    0


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